Non-current assets of disposal groups classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of assets held for sale

Non-current assets of disposal groups classified as held for sale	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Land	21,199,533	1,428,465
Constructions	236,886	341,197
Machinery	13,979	20,135
Vines in formation (plantations)	157,074	226,240
Total	21,607,472	2,016,037